E1 Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Capital Stock

Parent Company	Class A shares	Class B shares	Total

December 31, 2025	1,309	15,550	16,859
December 31, 2024	1,309	15,434	16,743

Summary of Number of Shares
Number of shares

	Class A shares	Class B shares	Total

2025

As of January 1	261,755,983	3,086,495,752	3,348,251,735

As of December 31	261,755,983	3,109,595,752	3,371,351,735

2024

As of January 1	261,755,983	3,082,395,752	3,344,151,735

As of December 31	261,755,983	3,086,495,752	3,348,251,735

Summary of Changes in OCI by Components of Equity

	Translation reserves	1)	Cash flow hedge reserves	Revaluation of borrowings	Retained earnings	Total equity

2025

Remeasurements of defined benefits pension plans	–		–	–	5,373	5,373

Revaluation of credit risk on borrowings	–		–	24	–	24

Cash flow hedge reserves	–		4,052	–	–	4,052

Cash flow hedge reserves reclassification to profit and loss	–		–218	–	–	–218

Translation reserves changes	–12,836		–	–	–	–12,836

Translation reserves reclassification to profit and loss	1,395		–	–	–	1,395

Share of other comprehensive income of associates	–93		–	–	–	–93

Movement attributable to non-controlling interests	115		–	–	–3	112

Total	–11,419		3,834	24	5,370	–2,191

2024

Remeasurements of defined benefits pension plans	–		–	–	739	739

Revaluation of credit risk on borrowings	–		–	–450	–	–450

Cash flow hedge reserves	–		–3,240	–	–	–3,240

Cash flow hedge reserves reclassification to profit and loss	–		725	–	–	725

Translation reserves changes	6,608		–	–	–	6,608

Translation reserves reclassification to profit and loss	73		–	–	–	73

Share of other comprehensive income of associates	40		–	–	–	40

Movement attributable to non-controlling interests	–147		–	–	–7	–154

Total	6,574		–2,515	–450	732	4,341

2023

Remeasurements of defined benefits pension plans	–		–	–	655	655

Revaluation of credit risk on borrowings	–		–	–530	–	–530

Cash flow hedge reserves	–		374	–	–	374

Cash flow hedge reserves reclassification to profit and loss	–		1,090	–	–	1,090

Translation reserves changes	–2,425		–	–	–	–2,425

Translation reserves reclassification to profit and loss	59		–	–	–	59

Share of other comprehensive income of associates	–10		–	–	–	–10

Movement attributable to non-controlling interests	50		–	–	–1	49

Total	–2,326		1,464	–530	654	–738

1)
Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –8,101 million (SEK 4,393 million in 2024 and SEK –77 million in 2023), and realized gains/losses net from divested/liquidated companies, SEK 1,395 million (SEK 73 million in 2024 and SEK 59 million in 2023).